TRADE PAYABLES (Schedule of Aging Analysis of Trade Payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥		¥ 215	¥ 2,736
USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $	$ 33
Within 1 year [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥		15	2,696
Within 1 year [Member] | USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $	3
Later Than One Year And Not Later Than Two Years [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥		100
Later Than One Year And Not Later Than Two Years [Member] | USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $	15
Later Than Two Years [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | ¥		¥ 100	¥ 40
Later Than Two Years [Member] | USD [Member]
AgingAnalysisOfTradePayablesLineItems [Line Items]
Trade payables | $	$ 15